Annual Total Returns ((Money Market Funds - Select), WF Heritage Money Market Fund, Select Class)	0 Months Ended
Jun. 01, 2011
(Money Market Funds - Select) | WF Heritage Money Market Fund | Select Class
Bar Chart Table:
Annual Return 2001	4.22%
Annual Return 2002	1.75%
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.26%
Annual Return 2008	2.90%
Annual Return 2009	0.56%
Annual Return 2010	0.20%